2. Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment	Estimated useful lives are as follows:
Fixed assets	Useful life
Furniture	5 years
Equipment	5 years
Warehouse	39 years
Improvement	5 years
Construction in progress	–
Land	–
Estimated useful lives are as follows:
Fixed assets	Useful life
Furniture	5 years
Equipment	5 years
Warehouse	39 years
Improvement	5 years
Construction in progress	–
Land	–

Schedule of estimated useful lives of intangible assets	Estimated useful lives of intangible assets are as follows:
Intangible assets	Useful life
Market related intangible assets	5 years

Schedule of antidilutive shares

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Three months ended March 31,	2021	2020
Stock options	236,250	140,000
Total	236,250	140,000

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Year ended December 31,	2020	2019
Stock options	210,000	–
Total	210,000	–